Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments
Schedule of derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	49	–	–	–	49
Interest rate swaps related to instruments designated at fair value through profit and loss	77	–	–	–	77
Cross currency swaps designated in a net investment hedge	320	–	–	–	320
Other derivatives	–	2	(9)	(1)	(8)
31 December 2015	446	2	(9)	(1)	438

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	–	19	–	(2)	17
Interest rate swaps related to instruments designated at fair value through profit and loss	65	–	–	–	65
Cross currency swaps designated in a net investment hedge	278	–	–	–	278
Cross currency swaps designated in a cashflow hedge	–	–	–	(115)	(115)
Other derivatives	–	8	(18)	–	(10)
31 December 2016	343	27	(18)	(117)	235

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	–	–	(3)	–	(3)
Interest rate swaps related to instruments designated at fair value through profit and loss	53	–	–	–	53
Cross currency swaps designated in a net investment hedge	223	12	–	(4)	231
Cross currency swaps designated in a cashflow hedge	197	–	–	–	197
Cross currency swaps designated in a fair value hedge	31	–	–	–	31
Other derivatives	–	16	(21)	–	(5)
31 December 2017	504	28	(24)	(4)	504

Schedule of interest rates on derivative financial instruments

	2017			2016			2015
Derivatives	1.7%	to	2.2%	1.5%	to	2.2%	1.2%	to	2.1%